Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	£ 6,364		£ 4,979
Liabilities, beginning balance	(1,782)		(1,550)
Assets (liabilities), beginning balance	4,582		3,429
Income statement	(438)		596	£ 682
Other comprehensive income and reserves	2,601		564
Other movements	230		(7)
Assets, ending balance	8,947		6,364	4,979
Liabilities, ending balance	(1,972)		(1,782)	(1,550)
Deferred tax liability (asset), before offsetting	6,975		4,582	3,429
Share-based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	414		363
Liabilities, beginning balance	0		0
Assets (liabilities), beginning balance	414		363
Income statement	14		12
Other comprehensive income and reserves	(17)		36
Other movements	22		3
Assets, ending balance	433		414	363
Liabilities, ending balance	0		0	0
Deferred tax liability (asset), before offsetting	433		414	363
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	40		43
Liabilities, beginning balance	(1,674)		(826)
Assets (liabilities), beginning balance	(1,634)		(783)
Income statement	(3)		5
Other comprehensive income and reserves	357		(855)
Other movements	5		(1)
Assets, ending balance	40		40	43
Liabilities, ending balance	(1,315)		(1,674)	(826)
Deferred tax liability (asset), before offsetting	(1,275)		(1,634)	(783)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	521		0
Liabilities, beginning balance	0		(566)
Assets (liabilities), beginning balance	521		(566)
Income statement	0		0
Other comprehensive income and reserves	2,354		1,088
Other movements	0		(1)
Assets, ending balance	2,875		521	0
Liabilities, ending balance	0		0	(566)
Deferred tax liability (asset), before offsetting	2,875		521	(566)
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	155		0
Liabilities, beginning balance	0		(38)
Assets (liabilities), beginning balance	155		(38)
Income statement	(6)		6
Other comprehensive income and reserves	523		198
Other movements	3		1
Assets, ending balance	675		155	0
Liabilities, ending balance	0		0	(38)
Deferred tax liability (asset), before offsetting	675		155	(38)
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,647		1,465
Liabilities, beginning balance	(42)	$ (42)	(41)
Assets (liabilities), beginning balance	1,605		1,424
Income statement	(458)		184
Other comprehensive income and reserves	0		0
Other movements	72		(3)
Assets, ending balance	1,296		1,647	1,465
Liabilities, ending balance	(77)		(42)	(41)
Deferred tax liability (asset), before offsetting	1,219		1,605	1,424
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	693		666
Liabilities, beginning balance	0		0
Assets (liabilities), beginning balance	693		666
Income statement	(11)		39
Other comprehensive income and reserves	0		0
Other movements	20		(12)
Assets, ending balance	702		693	666
Liabilities, ending balance	0		0	0
Deferred tax liability (asset), before offsetting	702		693	666
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,248		1,378
Liabilities, beginning balance	(66)		(79)
Assets (liabilities), beginning balance	1,182		1,299
Income statement	(400)		(123)
Other comprehensive income and reserves	0		(1)
Other movements	108		7
Assets, ending balance	1,280		1,248	1,378
Liabilities, ending balance	(390)		(66)	(79)
Deferred tax liability (asset), before offsetting	890		1,182	1,299
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,220		735
Liabilities, beginning balance	0		0
Assets (liabilities), beginning balance	1,220		735
Income statement	426		485
Other comprehensive income and reserves	0		0
Other movements	0		0
Assets, ending balance	1,646		1,220	735
Liabilities, ending balance	0		0	0
Deferred tax liability (asset), before offsetting	1,646		1,220	735
Own Credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	426		329
Liabilities, beginning balance	0		0
Assets (liabilities), beginning balance	426		329
Income statement	0		0
Other comprehensive income and reserves	(616)		98
Other movements	0		1
Assets, ending balance	0		426	329
Liabilities, ending balance	(190)		0	0
Deferred tax liability (asset), before offsetting	£ (190)		£ 426	£ 329